CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Investment Income
Interest income	$ 824	$ 2,091	$ 1,720	$ 4,436
PIK interest income	7	25	15	104
Dividend income	0	0	0	179
Fee income	2	3	19	555
Total investment income	833	2,119	1,754	5,274
Operating Expenses
Management fee	186	572	441	1,220
Administrative services	35	40	22	82
Custody services	9	22	19	43
Trustees fees	73	71	141	141
Related party reimbursements	95	169	197	229
Professional services fees	97	193	158	384
Other expenses	67	73	136	144
Total expenses	562	1,140	1,114	2,243
Net investment income	271	979	640	3,031
Net realized gains (losses) on:
Investments	(450)	834	(524)	1,463
Foreign currency forward contracts	(10)	178	101	53
Foreign currency transactions	51	(1)	15	(35)
Net realized gains (losses)	(409)	1,011	(408)	1,481
Net change in unrealized appreciation (depreciation) on:
Investments	(104)	(3,928)	2	(4,209)
Foreign currency forward contracts	5	25	(73)	279
Foreign currency transactions	(4)	(1)	0	(3)
Net change in unrealized depreciation	(103)	(3,904)	(71)	(3,933)
Net realized and unrealized losses	(512)	(2,893)	(479)	(2,452)
Net increase (decrease) in net assets resulting from operations	$ (241)	$ (1,914)	$ 161	$ 579
Per Common Share information:
Net investment income per Common Share outstanding - basic and diluted	$ 0.01	$ 0.04	$ 0.02	$ 0.12
Earnings (loss) per Common Share outstanding - basic	(0.01)	(0.07)	0.01	0.02
Earnings (loss) per Common Share outstanding - diluted	$ (0.01)	$ (0.07)	$ 0.01	$ 0.02
Weighted average Common Shares outstanding - basic	25,594,125	25,594,125	25,594,125	25,594,125
Weighted average Common Shares outstanding - diluted	25,594,125	25,594,125	25,594,125	25,594,125
Distribution per Common Share outstanding	$ 0.39	$ 0.78	$ 1.07	$ 1.56